UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	(811-05346)

Exact name of registrant as specified in charter:	Putnam Variable Trust

Address of principal executive offices:	100 Federal Street, Boston, Massachusetts 02110

Name and address of agent for service:	Robert T. Burns, Vice President 100 Federal Street Boston, Massachusetts 02110

Copy to:	Bryan Chegwidden, Esq. Ropes & Gray LLP 1211 Avenue of the Americas New York, New York 10036

Registrant's telephone number, including area code:	(617) 292-1000

Date of fiscal year end:	December 31, 2018

Date of reporting period:	September 30, 2018

Item 1. Schedule of Investments:

Putnam VT International Growth Fund

The fund's portfolio
9/30/18 (Unaudited)

COMMON STOCKS (98.2%)(a)
		Shares	Value

Aerospace and defense (4.5%)

Airbus SE (France)		4,558	$572,496

BAE Systems PLC (United Kingdom)		83,400	684,615

Raytheon Co.		2,087	431,299

			1,688,410
Airlines (2.4%)

Air Canada (Canada)(NON)		27,373	584,907

Dart Group PLC (United Kingdom)		27,466	333,827

			918,734
Banks (3.5%)

CaixaBank SA (Spain)		105,202	481,006

DBS Group Holdings, Ltd. (Singapore)		16,600	316,809

HDFC Bank, Ltd. (India)		19,431	537,723

			1,335,538
Beverages (3.4%)

Heineken NV (Netherlands)		5,958	558,660

Pernod Ricard SA (France)		4,430	726,770

			1,285,430
Building products (0.9%)

Assa Abloy AB Class B (Sweden)		16,117	323,976

			323,976
Capital markets (5.3%)

Burford Capital, Ltd. (United Kingdom)		40,345	1,022,266

Deutsche Boerse AG (Germany)		3,112	416,962

KKR & Co., Inc. Class A		15,950	434,957

Quilter PLC (United Kingdom)		63,629	111,380

			1,985,565
Chemicals (3.2%)

KH Neochem Co., Ltd. (Japan)		13,600	529,660

OCI NV (Netherlands)(NON)(S)		21,712	693,996

			1,223,656
Commercial services and supplies (0.3%)

Clean TeQ Holdings, Ltd. (Australia)(NON)		311,775	122,825

New Bigfoot Other Assets GmbH (acquired 8/2/13, cost $1) (Private) (Germany)(NON)(F)(RES)		1	1

New Middle East Other Assets GmbH (acquired 8/2/13, cost $1) (Private) (Germany)(NON)(F)(RES)		1	1

			122,827
Construction and engineering (2.0%)

Daiho Corp. (Japan)		8,200	232,389

Kyudenko Corp. (Japan)		13,100	519,988

			752,377
Consumer finance (1.2%)

Gentera SAB de CV (Mexico)		445,186	450,324

			450,324
Distributors (1.5%)

PALTAC Corp. (Japan)		10,200	557,490

			557,490
Diversified consumer services (0.8%)

Fu Shou Yuan International Group, Ltd. (China)		387,000	302,052

			302,052
Diversified financial services (2.8%)

Challenger, Ltd. (Australia)		86,784	702,596

ORIX Corp. (Japan)		22,800	369,632

			1,072,228
Electrical equipment (0.7%)

KEI Industries, Ltd. (India)		53,142	263,181

			263,181
Electronic equipment, instruments, and components (0.7%)

Sunny Optical Technology Group Co., Ltd. (China)		22,600	260,691

			260,691
Entertainment (0.6%)

Nintendo Co., Ltd. (Japan)		600	218,940

			218,940
Food products (3.9%)

Associated British Foods PLC (United Kingdom)		6,774	202,189

Gruma SAB de CV Class B (Mexico)		27,365	347,890

Kerry Group PLC Class A (Ireland)		4,307	476,311

Nomad Foods, Ltd. (United Kingdom)(NON)		21,428	434,131

			1,460,521
Health-care equipment and supplies (2.2%)

Hoya Corp. (Japan)		14,200	843,601

			843,601
Health-care providers and services (1.5%)

Orpea (France)		4,489	580,612

			580,612
Hotels, restaurants, and leisure (3.9%)

Compass Group PLC (United Kingdom)		28,583	635,572

Dalata Hotel Group PLC (Ireland)(NON)		104,437	830,608

			1,466,180
Household durables (1.6%)

HC Brillant Services GmbH (acquired 8/2/13, cost $1) (Private) (Germany)(NON)(F)(RES)		2	2

Sony Corp. (Japan)		9,600	588,572

			588,574
Independent power and renewable electricity producers (0.7%)

China Everbright Greentech, Ltd. (China)		303,000	258,553

			258,553
Industrial conglomerates (2.6%)

Rheinmetall AG (Germany)		3,717	388,665

Siemens AG (Germany)		4,695	601,478

			990,143
Insurance (3.9%)

AIA Group, Ltd. (Hong Kong)		96,200	858,978

Prudential PLC (United Kingdom)		26,178	600,349

			1,459,327
Interactive media and services (2.8%)

Alphabet, Inc. Class A(NON)		264	318,669

Tencent Holdings, Ltd. (China)		17,600	726,631

			1,045,300
Internet and direct marketing retail (1.6%)

Alibaba Group Holding, Ltd. ADR (China)(NON)(S)		1,275	210,069

Delivery Hero Holding GmbH (Germany)(NON)		8,030	386,168

Global Fashion Holding SA (acquired 8/2/13, cost $65,824) (Private) (Luxembourg)(NON)(F)(RES)		1,554	14,507

			610,744
IT Services (4.5%)

DXC Technology Co.		4,390	410,553

Visa, Inc. Class A		5,151	773,114

Wirecard AG (Germany)		2,367	513,090

			1,696,757
Leisure products (0.9%)

Universal Entertainment Corp. (Japan)(NON)(S)		11,700	356,808

			356,808
Life sciences tools and services (1.1%)

Clinigen Group PLC (United Kingdom)		37,345	411,551

			411,551
Machinery (3.3%)

KION Group AG (Germany)		5,850	359,576

Komatsu, Ltd. (Japan)		13,400	407,590

SLM Solutions Group AG (Germany)(NON)(S)		7,167	173,914

SMC Corp. (Japan)		1,000	320,014

			1,261,094
Media (—%)

RAI Way SpA (Italy)		1,727	8,772

			8,772
Metals and mining (2.0%)

Alcoa Corp.(NON)		7,591	306,676

Rio Tinto PLC (United Kingdom)		8,804	445,235

			751,911
Oil, gas, and consumable fuels (4.1%)

Cairn Energy PLC (United Kingdom)(NON)		163,869	496,803

Cheniere Energy, Inc.(NON)		5,044	350,508

Encana Corp. (Canada)		27,561	361,249

Saras SpA (Italy)		152,316	325,928

			1,534,488
Personal products (4.5%)

Shiseido Co., Ltd. (Japan)		5,600	433,677

Unilever NV ADR (Netherlands)		22,362	1,245,335

			1,679,012
Pharmaceuticals (5.5%)

AstraZeneca PLC (United Kingdom)		7,607	591,229

Bayer AG (Germany)		7,244	643,499

Jazz Pharmaceuticals PLC(NON)		2,593	435,961

Merck & Co., Inc.		5,910	419,255

			2,089,944
Professional services (0.8%)

Outsourcing, Inc. (Japan)		21,800	319,843

			319,843
Real estate management and development (0.8%)

Open House Co., Ltd. (Japan)		6,000	295,723

			295,723
Semiconductors and semiconductor equipment (3.6%)

NXP Semiconductors NV(NON)		5,946	508,383

SCREEN Holdings Co., Ltd. (Japan)		7,700	449,991

Sino-American Silicon Products, Inc. (Taiwan)		153,000	392,860

			1,351,234
Software (2.7%)

Constellation Software, Inc. (Canada)		504	370,638

Talend SA ADR(NON)		9,153	638,330

			1,008,968
Textiles, apparel, and luxury goods (2.5%)

adidas AG (Germany)		3,778	925,102

			925,102
Trading companies and distributors (1.4%)

Ashtead Group PLC (United Kingdom)		17,086	542,717

			542,717
Water utilities (0.8%)

China Water Affairs Group, Ltd. (China)		262,000	293,515

			293,515
Wireless telecommunication services (1.2%)

SoftBank Group Corp. (Japan)		4,400	444,188

			444,188

Total common stocks (cost $33,749,728)			$37,036,601

SHORT-TERM INVESTMENTS (5.9%)(a)
		Principal amount/shares	Value

Putnam Cash Collateral Pool, LLC 2.25%(AFF)	Shares	1,350,262	$1,350,262

Putnam Short Term Investment Fund 2.24%(AFF)	Shares	767,374	767,374

U.S. Treasury Bills 2.065%, 11/15/18(SEGSF)		$112,000	111,709

Total short-term investments (cost $2,229,352)			$2,229,345

TOTAL INVESTMENTS

Total investments (cost $35,979,080)			$39,265,946

FORWARD CURRENCY CONTRACTS at 9/30/18 (aggregate face value $16,916,755) (Unaudited)

Counterparty	Currency	Contract type*	Delivery date	Value	Aggregate face value	Unrealized appreciation/ (depreciation)

Bank of America N.A.
	Australian Dollar	Buy	10/17/18	$131,206	$132,905	$(1,699)
	British Pound	Sell	12/19/18	984,228	981,107	(3,121)
	Euro	Sell	12/19/18	226,136	226,763	627
	Hong Kong Dollar	Buy	11/19/18	93,876	93,781	95
Barclays Bank PLC
	Australian Dollar	Buy	10/17/18	387,908	397,893	(9,985)
	British Pound	Sell	12/19/18	613,197	610,140	(3,057)
	Euro	Buy	12/19/18	519,119	522,250	(3,131)
	Hong Kong Dollar	Buy	11/19/18	101,238	101,206	32
	Swedish Krona	Sell	12/19/18	104,169	102,232	(1,937)
	Swiss Franc	Buy	12/19/18	949,744	960,698	(10,954)
Citibank, N.A.
	Australian Dollar	Buy	10/17/18	247,737	247,770	(33)
	British Pound	Sell	12/19/18	59,004	58,457	(547)
	Canadian Dollar	Sell	10/17/18	713,142	702,965	(10,177)
	Danish Krone	Buy	12/19/18	488,620	490,016	(1,396)
	Euro	Buy	12/19/18	2,075,190	2,080,153	(4,963)
	Japanese Yen	Buy	11/19/18	452,104	461,887	(9,783)
	Mexican Peso	Sell	10/17/18	807,424	744,565	(62,859)
Goldman Sachs International
	Australian Dollar	Buy	10/17/18	214,123	216,823	(2,700)
	British Pound	Sell	12/19/18	191,142	193,057	1,915
	Chinese Yuan (Offshore)	Sell	11/19/18	893,469	905,516	12,047
HSBC Bank USA, National Association
	Euro	Sell	12/19/18	1,106,604	1,109,944	3,340
JPMorgan Chase Bank N.A.
	Australian Dollar	Buy	10/17/18	651	1,677	(1,026)
	British Pound	Buy	12/19/18	862,819	859,600	3,219
	Euro	Buy	12/19/18	42,072	42,188	(116)
	Japanese Yen	Buy	11/19/18	80,830	82,233	(1,403)
	New Zealand Dollar	Buy	10/17/18	63,440	64,533	(1,093)
	Norwegian Krone	Buy	12/19/18	315,993	306,174	9,819
	Singapore Dollar	Sell	11/19/18	29,290	30,674	1,384
	South Korean Won	Buy	11/19/18	315,115	311,075	4,040
	South Korean Won	Sell	11/19/18	315,115	310,108	(5,007)
	Swedish Krona	Buy	12/19/18	557,948	547,536	10,412
	Swiss Franc	Buy	12/19/18	1,024,372	1,036,046	(11,674)
State Street Bank and Trust Co.
	Australian Dollar	Buy	10/17/18	102,001	102,340	(339)
	Australian Dollar	Sell	10/17/18	102,001	102,465	464
	British Pound	Sell	12/19/18	423,102	421,471	(1,631)
	Canadian Dollar	Sell	10/17/18	530,597	519,555	(11,042)
	Euro	Buy	12/19/18	60,770	60,941	(171)
	Israeli Shekel	Buy	10/17/18	169,380	169,937	(557)
	Japanese Yen	Sell	11/19/18	105,393	107,650	2,257
	Swedish Krona	Buy	12/19/18	511,136	500,424	10,712

Unrealized appreciation						60,363

Unrealized (depreciation)						(160,401)

Total						$(100,038)
* The exchange currency for all contracts listed is the United States Dollar.

Key to holding's abbreviations
ADR	American Depository Receipts: represents ownership of foreign securities on deposit with a custodian bank

	Notes to the fund's portfolio
	Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from January 1, 2018 through September 30, 2018 (the reporting period). Within the following notes to the portfolio, references to "Putnam Management" represent Putnam Investment Management, LLC, the fund's manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC, references to "ASC 820" represent Accounting Standards Codification 820 Fair Value Measurements and Disclosures and references to "OTC", if any, represent over-the-counter.
(a)	Percentages indicated are based on net assets of $37,718,035.
(NON)	This security is non-income-producing.
(RES)	This security is restricted with regard to public resale. The total fair value of this security and any other restricted securities (excluding 144A securities), if any, held at the close of the reporting period was $14,511, or less than 0.1% of net assets.
(AFF)	Affiliated company. For investments in Putnam Cash Collateral Pool, LLC and Putnam Short Term Investment Fund, the rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period. Transactions during the period with any company which is under common ownership or control were as follows:

	Name of affiliate	Fair value as of 12/31/17	Purchase cost	Sale proceeds	Investment income	Shares outstanding and fair value as of 9/30/18

	Short-term investments
	Putnam Cash Collateral Pool, LLC*#	$1,298,878	$8,871,111	$8,819,727	$22,998	$1,350,262
	Putnam Short Term Investment Fund**	988,724	13,334,414	13,555,764	7,787	767,374

	Total Short-term investments	$2,287,602	$22,205,525	$22,375,491	$30,785	$2,117,636
	* No management fees are charged to Putnam Cash Collateral Pool, LLC. There were no realized or unrealized gains or losses during the period.
	# The fund may lend securities, through its agent, to qualified borrowers in order to earn additional income. The loans are collateralized by cash in an amount at least equal to the fair value of the securities loaned. The fair value of securities loaned is determined daily and any additional required collateral is allocated to the fund on the next business day. The remaining maturities of the securities lending transactions are considered overnight and continuous. The risk of borrower default will be borne by the fund's agent; the fund will bear the risk of loss with respect to the investment of the cash collateral. The fund received cash collateral of $1,350,262, which is invested in Putnam Cash Collateral Pool, LLC, a limited liability company managed by an affiliate of Putnam Management. Investments in Putnam Cash Collateral Pool, LLC are valued at its closing net asset value each business day. There are no management fees charged to Putnam Cash Collateral Pool, LLC. The rate quoted in the security description is the annualized 7-day yield at the close of the reporting period. At the close of the reporting period, the value of securities loaned amounted to $1,282,075.
	** Management fees charged to Putnam Short Term Investment Fund have been waived by Putnam Management. There were no realized or unrealized gains or losses during the period.
(SEGSF)	This security, in part or in entirety, was pledged and segregated with the custodian for collateral on certain derivative contracts at the close of the reporting period. Collateral at period end totaled $111,686.
(F)	This security is valued by Putnam Management at fair value following procedures approved by the Trustees. Securities are classified as Level 3 for ASC 820 based on the securities' valuation inputs.
(S)	This security is on loan, in part or in entirety, at the close of the reporting period.
	At the close of the reporting period, the fund maintained liquid assets totaling $117,596 to cover certain derivative contracts.
	Unless otherwise noted, the rates quoted in Short-term investments security descriptions represent the weighted average yield to maturity.
	144A after the name of an issuer represents securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
	The dates shown on debt obligations are the original maturity dates.
	DIVERSIFICATION BY COUNTRY

	Distribution of investments by country of risk at the close of the reporting period, excluding collateral received, if any (as a percentage of Portfolio Value):
	Japan	18.2%
	United Kingdom	17.2
	United States	15.6
	Germany	11.6
	Netherlands	6.6
	China	5.4
	France	5.0
	Canada	3.5
	Ireland	3.4
	Hong Kong	2.3
	Australia	2.2
	India	2.1
	Mexico	2.1
	Spain	1.3
	Taiwan	1.0
	Italy	0.9
	Sweden	0.8
	Singapore	0.8

	Total	100.0%

	Security valuation: Portfolio securities and other investments are valued using policies and procedures adopted by the Board of Trustees. The Trustees have formed a Pricing Committee to oversee the implementation of these procedures and have delegated responsibility for valuing the fund's assets in accordance with these procedures to Putnam Management. Putnam Management has established an internal Valuation Committee that is responsible for making fair value determinations, evaluating the effectiveness of the pricing policies of the fund and reporting to the Pricing Committee.
	Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets, and are classified as Level 1 securities under ASC 820. If no sales are reported, as in the case of some securities that are traded OTC, a security is valued at its last reported bid price and is generally categorized as a Level 2 security.
	Investments in open-end investment companies (excluding exchange-traded funds), if any, which can be classified as Level 1 or Level 2 securities, are valued based on their net asset value. The net asset value of such investment companies equals the total value of their assets less their liabilities and divided by the number of their outstanding shares.
	Market quotations are not considered to be readily available for certain debt obligations (including short-term investments with remaining maturities of 60 days or less) and other investments; such investments are valued on the basis of valuations furnished by an independent pricing service approved by the Trustees or dealers selected by Putnam Management. Such services or dealers determine valuations for normal institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships, generally recognized by institutional traders, between securities (which consider such factors as security prices, yields, maturities and ratings). These securities will generally be categorized as Level 2.
	Many securities markets and exchanges outside the U.S. close prior to the scheduled close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the scheduled close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value certain foreign equity securities taking into account multiple factors including movements in the U.S. securities markets, currency valuations and comparisons to the valuation of American Depository Receipts, exchange-traded funds and futures contracts. The foreign equity securities, which would generally be classified as Level 1 securities, will be transferred to Level 2 of the fair value hierarchy when they are valued at fair value. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate.
	To the extent a pricing service or dealer is unable to value a security or provides a valuation that Putnam Management does not believe accurately reflects the security's fair value, the security will be valued at fair value by Putnam Management in accordance with policies and procedures approved by the Trustees. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures, recovery rates, sales and other multiples and resale restrictions. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs.
	To assess the continuing appropriateness of fair valuations, the Valuation Committee reviews and affirms the reasonableness of such valuations on a regular basis after considering all relevant information that is reasonably available. Such valuations and procedures are reviewed periodically by the Trustees. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.
	Forward currency contracts: The fund buys and sells forward currency contracts, which are agreements between two parties to buy and sell currencies at a set price on a future date. These contracts were used to gain exposure to currencies.
	The U.S. dollar value of forward currency contracts is determined using current forward currency exchange rates supplied by a quotation service. The fair value of the contract will fluctuate with changes in currency exchange rates. The contract is marked to market daily and the change in fair value is recorded as an unrealized gain or loss. The fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed when the contract matures or by delivery of the currency. The fund could be exposed to risk if the value of the currency changes unfavorably, if the counterparties to the contracts are unable to meet the terms of their contracts or if the fund is unable to enter into a closing position.
	For the fund's average contract amount on forward currency contracts, see the appropriate table at the end of these footnotes.
	Master agreements: The fund is a party to ISDA (International Swaps and Derivatives Association, Inc.) Master Agreements (Master Agreements) with certain counterparties that govern OTC derivative and foreign exchange contracts entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties' general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral posted to the fund is held in a segregated account by the fund's custodian and, with respect to those amounts which can be sold or repledged, is presented in the fund's portfolio. Collateral posted to the fund which cannot be sold or repledged totaled $108,541 at the close of the reporting period.
	Collateral pledged by the fund is segregated by the fund's custodian and identified in the fund's portfolio. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the fund and the applicable counterparty. Collateral requirements are determined based on the fund's net position with each counterparty.
	Termination events applicable to the fund may occur upon a decline in the fund's net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty's long-term and short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the fund's counterparties to elect early termination could impact the fund's future derivative activity.
	At the close of the reporting period, the fund had a net liability position of $123,195 on open derivative contracts subject to the Master Agreements. Collateral posted by the fund at period end for these agreements totaled $111,686 and may include amounts related to unsettled agreements.

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund's investments. The three levels are defined as follows:
Level 1: Valuations based on quoted prices for identical securities in active markets.
Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.
Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.
The following is a summary of the inputs used to value the fund's net assets as of the close of the reporting period:
		Valuation inputs

Investments in securities:	Level 1	Level 2	Level 3
Common stocks*:
Communication services	$1,717,200	$—	$—
Consumer discretionary	4,792,441	—	14,509
Consumer staples	4,424,963	—	—
Energy	1,534,488	—	—
Financials	6,302,982	—	—
Health care	3,925,708	—	—
Industrials	7,183,300	—	2
Information technology	4,317,650	—	—
Materials	1,975,567	—	—
Real Estate	295,723	—	—
Utilities	552,068	—	—
Total common stocks	37,022,090	—	14,511
Short-term investments	767,374	1,461,971	—

Totals by level	$37,789,464	$1,461,971	$14,511

		Valuation inputs

Other financial instruments:	Level 1	Level 2	Level 3

Forward currency contracts	$—	$(100,038)	$—

Totals by level	$—	$(100,038)	$—

* Common stock classifications are presented at the sector level, which may differ from the fund's portfolio presentation.

During the reporting period, transfers within the fair value hierarchy, if any (other than certain transfers involving non-U.S. equity securities as described in the Security valuation note above), did not represent, in the aggregate, more than 1% of the fund's net assets measured as of the end of the period. Transfers are accounted for using the end of period pricing valuation method.
At the start and close of the reporting period, Level 3 investments in securities represented less than 1% of the fund's net assets and were not considered a significant portion of the fund's portfolio.
Fair Value of Derivative Instruments as of the close of the reporting period
	Asset derivatives	Liability derivatives

Derivatives not accounted for as hedging instruments under ASC 815	Fair value	Fair value
Foreign exchange contracts	$60,363	$160,401

Total	$60,363	$160,401

The volume of activity for the reporting period for any derivative type that was held at the close of the period is listed below and was based on an average of the holdings of that derivative at the end of each fiscal quarter in the reporting period:
Forward currency contracts (contract amount)		$23,400,000

For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:

(a) The registrant's principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission's rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 3. Exhibits:

Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam Variable Trust

By (Signature and Title):

/s/ Janet C. Smith Janet C. Smith Principal Accounting Officer Date: November 28, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Jonathan S. Horwitz Jonathan S. Horwitz Principal Executive Officer Date: November 28, 2018

By (Signature and Title):

/s/ Janet C. Smith Janet C. Smith Principal Financial Officer Date: November 28, 2018